UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	6-30

Date of reporting period:	09-30-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
September 30, 2014

Emerging Markets Debt Fund - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 82.6%
Brazil — 6.2%
Banco ABC Brasil SA, 7.875%, 4/8/20	200,000	215,130
Banco BTG Pactual SA, 4.00%, 1/16/20	200,000	189,500
Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22	200,000	210,770
Itau Unibanco Holding SA, 6.20%, 12/21/21	200,000	209,500
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	100,000	105,500
Petrobras Global Finance Co., 4.875%, 3/17/20	200,000	203,141
Petrobras International Finance Co. SA, 6.875%, 1/20/40	100,000	104,284
Vale Overseas Ltd., 6.875%, 11/21/36	100,000	113,250
Votorantim Cimentos SA, 7.25%, 4/5/41	200,000	207,000
		1,558,075
Chile — 3.4%
Banco del Estado de Chile, 4.125%, 10/7/20	200,000	209,813
Banco Santander Chile, 3.875%, 9/20/22	200,000	197,730
Corpbanca SA, 3.875%, 9/22/19(1)	250,000	251,820
Telefonica Chile SA, 3.875%, 10/12/22	200,000	197,433
		856,796
China — 7.7%
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	187,227
CITIC Ltd., 6.80%, 1/17/23	200,000	231,293
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	279,380
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	191,866
ENN Energy Holdings Ltd., 6.00%, 5/13/21	200,000	222,076
Franshion Brilliant Ltd., 5.75%, 3/19/19	200,000	203,942
MIE Holdings Corp., 7.50%, 4/25/19	200,000	204,500
Sino-Ocean Land Treasure Finance I Ltd., MTN, 4.625%, 7/30/19	200,000	199,688
Sinopec Capital 2013 Ltd., 3.125%, 4/24/23	200,000	189,133
		1,909,105
Colombia — 5.9%
Banco Davivienda SA, 5.875%, 7/9/22	200,000	202,500
Banco de Bogota SA, 5.375%, 2/19/23	200,000	205,500
Bancolombia SA, 5.95%, 6/3/21	200,000	220,500
Ecopetrol SA, 5.875%, 9/18/23	200,000	221,250
Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	200,000	214,600
Millicom International Cellular SA, 6.625%, 10/15/21	200,000	208,600
Pacific Rubiales Energy Corp., 5.375%, 1/26/19	200,000	203,250
		1,476,200
Guatemala — 0.9%
Comcel Trust, 6.875%, 2/6/24	200,000	211,500
Hong Kong — 3.9%
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	200,000	221,602
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	121,611
LS Finance 2017 Ltd., MTN, 5.25%, 1/26/17	200,000	212,500

PCCW Capital No 4 Ltd., 5.75%, 4/17/22	200,000	215,215
Sun Hung Kai Properties Capital Market Ltd., MTN, 4.50%, 2/14/22	200,000	212,966
		983,894
Hungary — 0.9%
MOL Group Finance SA, MTN, 6.25%, 9/26/19	200,000	220,600
India — 3.4%
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	200,000	211,272
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	222,110
Indian Oil Corp. Ltd., 5.625%, 8/2/21	200,000	216,315
Vedanta Resources plc, 6.00%, 1/31/19	200,000	203,000
		852,697
Indonesia — 3.8%
Indosat Palapa Co. BV, 7.375%, 7/29/20	200,000	212,750
Listrindo Capital BV, 6.95%, 2/21/19	200,000	212,500
PT Berau Capital Resources Pte Ltd., 12.50%, 7/8/15	150,000	120,000
PT Pertamina Persero, 4.875%, 5/3/22	200,000	200,700
Star Energy Geothermal Wayang Windu Ltd., 6.125%, 3/27/20	200,000	205,500
		951,450
Israel — 1.7%
Altice Financing SA, 6.50%, 1/15/22	200,000	205,500
Israel Electric Corp. Ltd., 5.625%, 6/21/18	200,000	212,750
		418,250
Jamaica — 1.0%
Digicel Group Ltd., 8.25%, 9/30/20	250,000	258,775
Kazakhstan — 0.9%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 1/28/21	200,000	216,938
Kuwait — 1.2%
Kuwait Projects Co., MTN, 4.80%, 2/5/19	300,000	310,313
Macau — 0.8%
MCE Finance Ltd., 5.00%, 2/15/21(1)	200,000	193,000
Malaysia — 0.8%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	202,385
Mexico — 6.6%
Alfa SAB de CV, 6.875%, 3/25/44	200,000	222,750
Alpek SAB de CV, 5.375%, 8/8/23	200,000	207,500
America Movil SAB de CV, 6.375%, 3/1/35	200,000	243,263
BBVA Bancomer SA, 6.75%, 9/30/22	150,000	168,375
BBVA Bancomer SA, 4.375%, 4/10/24	150,000	151,875
Cemex SAB de CV, 7.25%, 1/15/21	200,000	212,000
Grupo Televisa SAB, 6.625%, 3/18/25	200,000	243,356
Mexichem SAB de CV, 4.875%, 9/19/22	200,000	204,500
		1,653,619
Nigeria — 1.6%
Diamond Bank plc, 8.75%, 5/21/19	200,000	199,500
GTB Finance BV, MTN, 6.00%, 11/8/18	200,000	201,760
		401,260
Peru — 3.6%
Banco de Credito del Peru, VRN, 6.875%, 9/16/21	200,000	224,980
Banco Internacional del Peru SAA, 5.75%, 10/7/20	200,000	216,500

BBVA Banco Continental SA, 5.00%, 8/26/22	200,000	209,500
Southern Copper Corp., 7.50%, 7/27/35	200,000	239,083
		890,063
Philippines — 1.6%
BDO Unibank, Inc., 3.875%, 4/22/16	200,000	204,785
SM Investments Corp., 4.875%, 6/10/24	200,000	197,877
		402,662
Poland — 0.8%
PKO Finance AB, 4.63%, 9/26/22	200,000	208,750
Qatar — 1.8%
Nakilat, Inc., 6.27%, 12/31/33	228,519	259,370
Ooredoo International Finance Ltd., 3.25%, 2/21/23	200,000	190,120
		449,490
Republic of Korea — 2.4%
Hyundai Capital America, 2.875%, 8/9/18	200,000	205,093
Korea Exchange Bank, MTN, 2.00%, 4/2/18	200,000	198,452
Korea National Oil Corp., 2.75%, 1/23/19	200,000	202,641
		606,186
Russia — 5.4%
Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 9/25/17	200,000	209,750
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	200,000	230,019
Lukoil International Finance BV, 6.66%, 6/7/22	200,000	205,000
Sberbank of Russia Via SB Capital SA, 4.95%, 2/7/17	200,000	201,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	200,000	206,500
VimpelCom Holdings BV, 6.25%, 3/1/17	200,000	202,000
VTB Bank OJSC Via VTB Capital SA, 6.875%, 5/29/18	100,000	101,628
		1,355,897
Singapore — 2.9%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	300,000	310,126
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	202,312
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	201,660
		714,098
South Africa — 2.5%
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	200,000	220,870
Gold Fields Orogen Holdings BVI Ltd., 4.875%, 10/7/20	200,000	180,357
Myriad International Holdings BV, 6.00%, 7/18/20	200,000	218,000
		619,227
Thailand — 3.1%
Bangkok Bank PCL, 3.875%, 9/27/22	200,000	201,928
PTT PCL, 3.375%, 10/25/22	200,000	192,969
PTT PCL, 4.50%, 10/25/42	200,000	179,073
Thai Oil PCL, 3.625%, 1/23/23	200,000	193,578
		767,548
Turkey — 4.7%
Akbank TAS, 6.50%, 3/9/18	200,000	216,250
Akbank TAS, 5.00%, 10/24/22	150,000	148,312
Finansbank AS, 5.50%, 5/11/16	200,000	205,000
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	200,000	199,500
Turkiye Is Bankasi, 6.00%, 10/24/22	200,000	193,600

Yapi ve Kredi Bankasi AS, 5.25%, 12/3/18	200,000	203,180
		1,165,842
United Arab Emirates — 3.1%
Abu Dhabi National Energy Co., 3.625%, 1/12/23	200,000	197,313
DP World Ltd., MTN, 6.85%, 7/2/37	200,000	225,250
DP World Sukuk Ltd., 6.25%, 7/2/17	100,000	109,745
Emaar Sukuk Ltd., MTN, 6.40%, 7/18/19	200,000	228,750
		761,058
TOTAL CORPORATE BONDS (Cost $20,795,136)		20,615,678
TEMPORARY CASH INVESTMENTS — 16.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $610,625), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $598,387)		598,387
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $488,679), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $478,709)		478,709
SSgA U.S. Government Money Market Fund, Class N	2,949,528	2,949,528
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,026,624)		4,026,624
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $24,821,760)		24,642,302
OTHER ASSETS AND LIABILITIES — 1.2%		304,486
TOTAL NET ASSETS — 100.0%		$24,946,788

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $550,320, which represented 2.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	20,615,678	—
Temporary Cash Investments	2,949,528	1,077,096	—
	2,949,528	21,692,774	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,821,760
Gross tax appreciation of investments	$41,249
Gross tax depreciation of investments	(220,707)
Net tax appreciation (depreciation) of investments	$(179,458)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
September 30, 2014

Global Bond - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 41.7%
Australia — 1.3%
Australia Government Bond, 5.75%, 7/15/22	AUD	190,000	193,916
Australia Government Bond, 5.50%, 4/21/23	AUD	35,000	35,406
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	135,037
			364,359
Austria — 0.7%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	75,000	112,220
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	40,000	60,615
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	10,000	17,917
			190,752
Belgium — 4.8%
Belgium Government Bond, 4.25%, 9/28/22	EUR	665,000	1,058,574
Belgium Government Bond, 2.25%, 6/22/23	EUR	130,000	180,934
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	65,000	121,706
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	20,000	35,305
			1,396,519
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$10,000	11,300
Canada — 2.5%
Canadian Government Bond, 4.00%, 6/1/17	CAD	170,000	163,037
Canadian Government Bond, 3.25%, 6/1/21	CAD	309,000	301,352
Canadian Government Bond, 5.75%, 6/1/33	CAD	55,000	72,389
Canadian Government Bond, 4.00%, 6/1/41	CAD	60,000	67,064
Province of British Columbia, 4.10%, 12/18/19	CAD	65,000	63,965
Province of Ontario Canada, 4.65%, 6/2/41	CAD	70,000	73,813
			741,620
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$10,000	10,600
Czech — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	600,000	35,368
Denmark — 0.3%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	70,757
Denmark Government Bond, 4.50%, 11/15/39	DKK	55,000	14,271
			85,028
Finland — 0.2%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	45,000	60,527
France — 2.5%
France Government Bond OAT, 3.25%, 10/25/21	EUR	260,000	386,467
France Government Bond OAT, 5.50%, 4/25/29	EUR	60,000	112,173
France Government Bond OAT, 3.25%, 5/25/45	EUR	160,000	241,473
			740,113
Germany — 3.5%
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	320,000	436,597

Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	140,000	203,413
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	296,405	393,660
			1,033,670
Ireland — 0.2%
Ireland Government Bond, 5.90%, 10/18/19	EUR	35,000	56,072
Italy — 1.7%
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	115,000	148,600
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	250,000	348,349
			496,949
Japan — 11.6%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	134,600,000	1,235,956
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	90,500,000	866,673
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	102,400,000	1,101,620
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	15,500,000	154,942
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,800,000	50,929
			3,410,120
Mexico — 0.6%
Mexican Bonos, 6.50%, 6/9/22	MXN	1,480,000	113,846
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	34,320
Mexico Government International Bond, 4.00%, 10/2/23		$20,000	20,695
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	11,850
			180,711
Netherlands — 1.3%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	250,000	371,954
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	50,000	40,674
Norway — 3.4%
Norway Government Bond, 3.75%, 5/25/21	NOK	5,780,000	1,000,017
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$10,000	12,650
Poland — 0.2%
Poland Government Bond, 4.00%, 10/25/23	PLN	110,000	35,909
Poland Government International Bond, 3.00%, 3/17/23		$10,000	9,694
			45,603
Singapore — 0.2%
Singapore Government Bond, 3.125%, 9/1/22	SGD	60,000	50,105
South Africa — 0.2%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	700,000	60,599
South Korea — 0.1%
Korea Development Bank (The), 3.25%, 3/9/16		$40,000	41,238
Spain — 1.6%
Spain Government Bond, 5.85%, 1/31/22	EUR	10,000	16,442
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	240,000	365,006
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	50,000	82,602
			464,050
Sweden — 1.7%
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,090,000	501,556

Switzerland — 0.5%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	135,000	158,012
United Kingdom — 2.3%
United Kingdom Gilt, 3.75%, 9/7/21	GBP	50,000	89,968
United Kingdom Gilt, 4.50%, 12/7/42	GBP	225,000	466,954
United Kingdom Gilt, 4.25%, 12/7/55	GBP	60,000	125,802
			682,724
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,934,941)			12,242,890
CORPORATE BONDS — 29.3%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 4.25%, 11/15/19		$20,000	21,851
United Technologies Corp., 5.70%, 4/15/40		10,000	12,211
United Technologies Corp., 4.50%, 6/1/42		10,000	10,506
			44,568
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20		10,000	10,600
Automobiles — 0.2%
American Honda Finance Corp., 2.125%, 10/10/18		20,000	20,121
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		20,000	23,034
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,114
			63,269
Banks — 9.3%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	187,543
Banco Bilbao Vizcaya Argentaria SA, 3.625%, 1/18/17 (Secured)	EUR	50,000	68,026
Bank of America Corp., 4.50%, 4/1/15		$10,000	10,196
Bank of America Corp., 3.75%, 7/12/16		40,000	41,771
Bank of America Corp., 6.50%, 8/1/16		10,000	10,918
Bank of America Corp., 5.75%, 12/1/17		20,000	22,272
Bank of America Corp., 5.70%, 1/24/22		10,000	11,477
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	69,777
Bank of America Corp., MTN, 4.20%, 8/26/24		$30,000	29,737
Bank of America N.A., 5.30%, 3/15/17		50,000	54,205
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	20,629
Bankia SA, 3.625%, 10/5/16 (Secured)	EUR	50,000	67,174
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	76,123
BB&T Corp., MTN, 2.05%, 6/19/18		$10,000	10,048
BPCE SA, 4.625%, 7/18/23	EUR	100,000	145,011
Branch Banking & Trust Co., 3.80%, 10/30/26		$10,000	9,962
Citigroup, Inc., 5.50%, 2/15/17		20,000	21,694
Citigroup, Inc., 1.75%, 5/1/18		30,000	29,611
Citigroup, Inc., 4.50%, 1/14/22		10,000	10,741
Citigroup, Inc., 4.05%, 7/30/22		10,000	10,148
Citigroup, Inc., 3.75%, 6/16/24		20,000	19,952
Citigroup, Inc., 6.00%, 10/31/33		10,000	11,228
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	153,519
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$10,000	10,553
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	70,000	98,099
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	100,000	138,608

European Investment Bank, 2.50%, 7/15/15	EUR	130,000	167,411
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	50,000	75,423
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	200,000	281,340
Fifth Third Bancorp, 4.30%, 1/16/24		$10,000	10,315
HSBC Holdings plc, 5.10%, 4/5/21		30,000	33,813
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	76,447
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	85,000	125,564
JPMorgan Chase & Co., 3.45%, 3/1/16		$10,000	10,359
JPMorgan Chase & Co., 6.00%, 1/15/18		40,000	45,048
JPMorgan Chase & Co., 4.625%, 5/10/21		20,000	21,779
JPMorgan Chase & Co., 3.25%, 9/23/22		20,000	19,724
JPMorgan Chase & Co., 3.625%, 5/13/24		10,000	9,996
JPMorgan Chase & Co., 3.875%, 9/10/24		10,000	9,798
KeyCorp, MTN, 2.30%, 12/13/18		10,000	10,007
KFW, 3.875%, 1/21/19	EUR	70,000	102,539
KFW, MTN, 4.625%, 1/4/23	EUR	70,000	115,613
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$10,000	10,604
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	135,462
U.S. Bancorp, MTN, 2.95%, 7/15/22		$10,000	9,721
U.S. Bancorp, MTN, 3.60%, 9/11/24		10,000	9,906
Wells Fargo & Co., 5.625%, 12/11/17		20,000	22,402
Wells Fargo & Co., 4.125%, 8/15/23		20,000	20,707
Wells Fargo & Co., MTN, 2.10%, 5/8/17		30,000	30,618
Wells Fargo & Co., MTN, 4.10%, 6/3/26		20,000	19,964
			2,713,582
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		20,000	24,173
Coca-Cola Co. (The), 1.80%, 9/1/16		30,000	30,644
			54,817
Biotechnology — 0.2%
Amgen, Inc., 2.125%, 5/15/17		20,000	20,371
Amgen, Inc., 4.10%, 6/15/21		10,000	10,635
Amgen, Inc., 5.375%, 5/15/43		10,000	10,932
Gilead Sciences, Inc., 4.40%, 12/1/21		20,000	21,776
			63,714
Capital Markets — 0.4%
Ameriprise Financial, Inc., 4.00%, 10/15/23		20,000	20,864
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	93,868
Jefferies Group, Inc., 5.125%, 4/13/18		$10,000	10,911
			125,643
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		10,000	9,800
Eastman Chemical Co., 3.60%, 8/15/22		10,000	10,097
Ecolab, Inc., 4.35%, 12/8/21		10,000	10,853
Mosaic Co. (The), 5.625%, 11/15/43		10,000	11,203
			41,953
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc., 5.25%, 8/1/20		10,000	10,050
Covanta Holding Corp., 5.875%, 3/1/24		10,000	10,050

Pitney Bowes, Inc., 4.625%, 3/15/24		10,000	10,158
Republic Services, Inc., 3.55%, 6/1/22		10,000	10,182
Waste Management, Inc., 2.60%, 9/1/16		20,000	20,588
			61,028
Communications Equipment — 0.2%
Apple, Inc., 1.00%, 5/3/18		20,000	19,520
Apple, Inc., 2.85%, 5/6/21		20,000	20,078
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		10,000	9,857
			49,455
Construction Materials†
Owens Corning, 4.20%, 12/15/22		10,000	10,197
Consumer Finance — 0.5%
CIT Group, Inc., 5.00%, 5/15/17		50,000	51,375
CIT Group, Inc., 5.00%, 8/15/22		10,000	10,062
Equifax, Inc., 3.30%, 12/15/22		10,000	9,859
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		30,000	30,741
Navient LLC, MTN, 6.25%, 1/25/16		41,000	42,660
			144,697
Containers and Packaging — 0.2%
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		39,000	41,145
Rock-Tenn Co., 4.00%, 3/1/23		20,000	20,343
			61,488
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,726
Diversified Financial Services — 1.4%
Ally Financial, Inc., 2.75%, 1/30/17		20,000	19,650
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		40,000	41,002
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		40,000	45,566
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		30,000	30,259
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		20,000	19,850
Morgan Stanley, 5.00%, 11/24/25		50,000	52,374
Morgan Stanley, MTN, 6.625%, 4/1/18		30,000	34,389
Morgan Stanley, MTN, 5.625%, 9/23/19		10,000	11,269
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	100,000	157,150
			411,509
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 6.55%, 2/15/39		$21,000	26,424
AT&T, Inc., 4.30%, 12/15/42		10,000	9,175
CenturyLink, Inc., 6.00%, 4/1/17		20,000	21,585
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	35,063
Frontier Communications Corp., 7.125%, 3/15/19		25,000	27,125
Orange SA, 4.125%, 9/14/21		10,000	10,572
Telecom Italia Capital SA, 7.00%, 6/4/18		20,000	22,600
Telecom Italia Capital SA, 6.00%, 9/30/34		10,000	9,837
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	50,000	85,375
Telefonica Emisiones SAU, 5.46%, 2/16/21		$20,000	22,308
Verizon Communications, Inc., 3.65%, 9/14/18		50,000	52,720
Verizon Communications, Inc., 4.50%, 9/15/20		10,000	10,830
Verizon Communications, Inc., 5.05%, 3/15/34		50,000	53,075

Verizon Communications, Inc., 6.55%, 9/15/43		6,000	7,507
Verizon Communications, Inc., 4.86%, 8/21/46(1)		10,000	10,053
Verizon Communications, Inc., 5.01%, 8/21/54(1)		5,000	5,045
Virgin Media Finance plc, 8.375%, 10/15/19		31,000	32,457
Windstream Corp., 7.875%, 11/1/17		40,000	44,550
			486,301
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)		10,000	9,625
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	22,100
Jabil Circuit, Inc., 5.625%, 12/15/20		10,000	10,825
			32,925
Energy Equipment and Services — 0.2%
Ensco plc, 3.25%, 3/15/16		20,000	20,607
Ensco plc, 4.70%, 3/15/21		10,000	10,517
Schlumberger Investment SA, 3.65%, 12/1/23		10,000	10,371
Transocean, Inc., 6.375%, 12/15/21		10,000	10,655
Weatherford International Ltd., 4.50%, 4/15/22		10,000	10,430
			62,580
Food and Staples Retailing — 0.6%
CVS Health Corp., 2.75%, 12/1/22		20,000	19,122
Delhaize Group SA, 4.125%, 4/10/19		10,000	10,539
Delhaize Group SA, 5.70%, 10/1/40		10,000	10,650
Sysco Corp., 3.50%, 10/2/24(2)		10,000	10,057
Tesco plc, MTN, 5.50%, 12/13/19	GBP	50,000	87,470
Wal-Mart Stores, Inc., 5.625%, 4/15/41		$20,000	24,317
			162,155
Food Products — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/4/42		10,000	10,494
Mondelez International, Inc., 4.00%, 2/1/24		10,000	10,269
Mondelez International, Inc., 6.50%, 2/9/40		7,000	8,807
Tyson Foods, Inc., 4.50%, 6/15/22		20,000	21,235
			50,805
Gas Utilities — 1.0%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21		30,000	31,800
El Paso Corp., 7.25%, 6/1/18		20,000	22,700
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20		10,000	11,497
Enbridge, Inc., 4.50%, 6/10/44		10,000	9,776
Energy Transfer Equity LP, 7.50%, 10/15/20		20,000	22,450
Energy Transfer Partners LP, 4.15%, 10/1/20		20,000	20,801
Energy Transfer Partners LP, 6.50%, 2/1/42		10,000	11,425
Enterprise Products Operating LLC, 5.20%, 9/1/20		30,000	33,738
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		20,000	22,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21		10,000	10,600
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22		20,000	20,385
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		20,000	19,438
TransCanada PipeLines Ltd., 2.50%, 8/1/22		20,000	18,998
Williams Cos., Inc. (The), 5.75%, 6/24/44		10,000	9,860
Williams Partners LP, 4.125%, 11/15/20		10,000	10,486

Williams Partners LP, 5.40%, 3/4/44		20,000	21,292
			297,621
Health Care Equipment and Supplies — 0.2%
Biomet, Inc., 6.50%, 8/1/20		50,000	53,125
Medtronic, Inc., 2.75%, 4/1/23		10,000	9,618
			62,743
Health Care Providers and Services — 0.6%
Aetna, Inc., 2.75%, 11/15/22		10,000	9,584
CHS/Community Health Systems, Inc., 5.125%, 8/15/18		43,000	44,290
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		50,000	52,000
HCA, Inc., 3.75%, 3/15/19		30,000	29,400
Tenet Healthcare Corp., 6.25%, 11/1/18		40,000	42,650
UnitedHealth Group, Inc., 4.25%, 3/15/43		10,000	9,807
			187,731
Hotels, Restaurants and Leisure — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		20,000	20,300
Wyndham Worldwide Corp., 2.95%, 3/1/17		20,000	20,556
			40,856
Household Durables — 0.6%
D.R. Horton, Inc., 3.625%, 2/15/18		45,000	44,719
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	20,800
Lennar Corp., 4.75%, 12/15/17		43,000	44,451
MDC Holdings, Inc., 5.50%, 1/15/24		10,000	9,904
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	45,056
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)		20,000	19,975
			184,905
Industrial Conglomerates — 0.2%
Bombardier, Inc., 7.50%, 3/15/18(1)		40,000	43,900
General Electric Co., 4.125%, 10/9/42		10,000	9,977
			53,877
Insurance — 1.8%
Allstate Corp. (The), 4.50%, 6/15/43		10,000	10,279
American International Group, Inc., 4.875%, 6/1/22		20,000	22,032
American International Group, Inc., MTN, 5.85%, 1/16/18		20,000	22,519
American International Group, Inc., VRN, 8.18%, 5/15/38		10,000	13,525
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		10,000	9,997
Berkshire Hathaway, Inc., 4.50%, 2/11/43		10,000	10,195
Cedulas TDA 3 Fondo de Titulizacion de Activos, MTN, 4.00%, 10/23/18 (Secured)	EUR	100,000	142,504
Generali Finance BV, VRN, 6.21%, 6/16/16	GBP	50,000	82,506
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		$10,000	11,174
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		10,000	10,785
Lincoln National Corp., 6.25%, 2/15/20		20,000	23,371
Markel Corp., 4.90%, 7/1/22		10,000	10,914
MetLife, Inc., 4.875%, 11/13/43		10,000	10,556
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		20,000	22,671
Prudential Financial, Inc., MTN, 4.60%, 5/15/44		10,000	9,945
QBE Insurance Group Ltd., MTN, 6.125%, 9/28/15	GBP	50,000	84,590
Voya Financial, Inc., 5.70%, 7/15/43		$10,000	11,346
WR Berkley Corp., 4.625%, 3/15/22		10,000	10,712
			519,621

Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	10,000	10,250
IT Services†
Fidelity National Information Services, Inc., 5.00%, 3/15/22	10,000	10,551
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	10,000	10,316
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	10,000	10,376
		20,692
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	10,000	9,934
Oshkosh Corp., 5.375%, 3/1/22	20,000	20,200
Terex Corp., 6.50%, 4/1/20	20,000	21,050
		51,184
Media — 1.2%
21st Century Fox America, Inc., 3.00%, 9/15/22	20,000	19,516
Comcast Corp., 6.40%, 5/15/38	30,000	38,396
Comcast Corp., 4.75%, 3/1/44	10,000	10,592
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	10,000	11,091
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	20,000	20,899
Discovery Communications LLC, 5.625%, 8/15/19	20,000	22,955
DISH DBS Corp., 7.125%, 2/1/16	40,000	42,500
DISH DBS Corp., 6.75%, 6/1/21	50,000	53,875
Embarq Corp., 8.00%, 6/1/36	10,000	10,834
Gannett Co., Inc., 5.125%, 7/15/20	20,000	20,150
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	10,000	10,175
Lamar Media Corp., 5.375%, 1/15/24(1)	20,000	20,150
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	20,000	19,800
Time Warner Cable, Inc., 6.75%, 7/1/18	10,000	11,639
Time Warner, Inc., 4.70%, 1/15/21	20,000	21,922
Time Warner, Inc., 5.375%, 10/15/41	10,000	10,662
		345,156
Metals and Mining — 0.3%
Barrick Gold Corp., 4.10%, 5/1/23	10,000	9,629
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	42,000	42,446
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	10,000	10,660
Vale Overseas Ltd., 5.625%, 9/15/19	30,000	33,650
		96,385
Multi-Utilities — 1.6%
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	10,000	9,501
Constellation Energy Group, Inc., 5.15%, 12/1/20	10,000	11,089
Consumers Energy Co., 2.85%, 5/15/22	10,000	9,987
Dominion Resources, Inc., 2.75%, 9/15/22	10,000	9,707
Dominion Resources, Inc., 4.90%, 8/1/41	10,000	10,653
Duke Energy Corp., 1.625%, 8/15/17	20,000	20,094
Duke Energy Corp., 3.55%, 9/15/21	10,000	10,381
Exelon Generation Co. LLC, 4.25%, 6/15/22	10,000	10,325
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,691
FirstEnergy Corp., 4.25%, 3/15/23	10,000	9,951
Florida Power Corp., 3.85%, 11/15/42	10,000	9,522

GDF Suez, VRN, 4.75%, 7/10/21	EUR	100,000	139,124
GenOn Energy, Inc., 7.875%, 6/15/17		$45,000	46,013
Ipalco Enterprises, Inc., 5.00%, 5/1/18		30,000	31,763
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		20,000	21,905
Nisource Finance Corp., 5.65%, 2/1/45		10,000	11,411
NRG Energy, Inc., 7.625%, 1/15/18		40,000	44,100
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,308
Progress Energy, Inc., 3.15%, 4/1/22		10,000	10,054
San Diego Gas & Electric Co., 3.00%, 8/15/21		20,000	20,479
Sempra Energy, 2.875%, 10/1/22		10,000	9,773
Xcel Energy, Inc., 4.80%, 9/15/41		10,000	11,024
			477,855
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24		20,000	19,831
Oil, Gas and Consumable Fuels — 1.9%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19		10,000	10,325
Anadarko Petroleum Corp., 5.95%, 9/15/16		20,000	21,825
BP Capital Markets plc, 4.50%, 10/1/20		10,000	10,939
Chevron Corp., 2.43%, 6/24/20		10,000	10,124
Cimarex Energy Co., 4.375%, 6/1/24		10,000	10,077
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		20,000	20,316
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	13,387
Continental Resources, Inc., 5.00%, 9/15/22		20,000	21,125
Continental Resources, Inc., 4.90%, 6/1/44		10,000	9,786
Denbury Resources, Inc., 4.625%, 7/15/23		10,000	9,300
Devon Energy Corp., 5.60%, 7/15/41		10,000	11,188
EOG Resources, Inc., 4.10%, 2/1/21		10,000	10,816
Hess Corp., 6.00%, 1/15/40		10,000	11,945
Marathon Petroleum Corp., 3.50%, 3/1/16		20,000	20,696
Newfield Exploration Co., 5.625%, 7/1/24		50,000	53,875
Noble Energy, Inc., 4.15%, 12/15/21		20,000	21,240
Peabody Energy Corp., 7.375%, 11/1/16		40,000	42,600
Peabody Energy Corp., 6.50%, 9/15/20		25,000	23,500
Pemex Project Funding Master Trust, 6.625%, 6/15/35		20,000	23,310
Petro-Canada, 6.80%, 5/15/38		10,000	13,184
Petrobras Global Finance BV, 5.625%, 5/20/43		10,000	8,914
Petrobras International Finance Co., 5.75%, 1/20/20		10,000	10,490
Petrobras International Finance Co., 5.375%, 1/27/21		20,000	20,298
Phillips 66, 4.30%, 4/1/22		10,000	10,636
Plains Exploration & Production Co., 6.875%, 2/15/23		6,000	6,825
SandRidge Energy, Inc., 8.75%, 1/15/20		40,000	41,200
Shell International Finance BV, 2.375%, 8/21/22		20,000	19,307
Shell International Finance BV, 3.625%, 8/21/42		10,000	9,169
Statoil ASA, 2.45%, 1/17/23		10,000	9,564
Talisman Energy, Inc., 7.75%, 6/1/19		10,000	12,145
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	9,703
Whiting Petroleum Corp., 5.00%, 3/15/19		30,000	30,825
			558,634

Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	10,000	11,318
International Paper Co., 6.00%, 11/15/41	10,000	11,415
		22,733
Pharmaceuticals — 0.4%
AbbVie, Inc., 1.75%, 11/6/17	20,000	19,948
Actavis Funding SCS, 3.85%, 6/15/24(1)	10,000	9,716
Actavis, Inc., 1.875%, 10/1/17	20,000	19,844
Bristol-Myers Squibb Co., 3.25%, 8/1/42	10,000	8,407
Forest Laboratories, Inc., 4.875%, 2/15/21(1)	20,000	21,369
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	10,000	9,822
Merck & Co., Inc., 3.60%, 9/15/42	10,000	9,127
Roche Holdings, Inc., 6.00%, 3/1/19(1)	17,000	19,725
Roche Holdings, Inc., 3.35%, 9/30/24(1)	10,000	10,042
		128,000
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 5.05%, 9/1/20	10,000	10,861
DDR Corp., 4.75%, 4/15/18	10,000	10,798
Essex Portfolio LP, 3.625%, 8/15/22	10,000	10,117
Health Care REIT, Inc., 3.75%, 3/15/23	10,000	9,893
Hospitality Properties Trust, 4.65%, 3/15/24	20,000	20,311
Hospitality Properties Trust, 4.50%, 3/15/25	10,000	9,877
Host Hotels & Resorts LP, 3.75%, 10/15/23	10,000	9,910
Kilroy Realty LP, 3.80%, 1/15/23	10,000	10,035
Realty Income Corp., 4.125%, 10/15/26	10,000	9,996
Senior Housing Properties Trust, 4.75%, 5/1/24	10,000	10,103
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	10,000	10,905
		122,806
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	20,000	21,048
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	10,000	9,977
CSX Corp., 4.25%, 6/1/21	10,000	10,870
CSX Corp., 3.70%, 11/1/23	20,000	20,656
Union Pacific Corp., 4.00%, 2/1/21	10,000	10,843
		73,394
Semiconductors and Semiconductor Equipment — 0.2%
Intel Corp., 1.35%, 12/15/17	20,000	19,952
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	45,000	45,225
		65,177
Software — 0.1%
Oracle Corp., 2.50%, 10/15/22	20,000	19,140
Oracle Corp., 3.625%, 7/15/23	10,000	10,285
		29,425
Specialty Retail — 0.4%
Home Depot, Inc. (The), 5.95%, 4/1/41	10,000	12,503
Sonic Automotive, Inc., 7.00%, 7/15/22	50,000	53,500
United Rentals North America, Inc., 5.75%, 7/15/18	42,000	43,995
		109,998

Technology Hardware, Storage and Peripherals — 0.5%
Dell, Inc., 2.30%, 9/10/15		45,000	45,338
Dell, Inc., 3.10%, 4/1/16		45,000	45,450
Hewlett-Packard Co., 4.30%, 6/1/21		20,000	21,261
Seagate HDD Cayman, 4.75%, 6/1/23		30,000	30,375
			142,424
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20		41,000	43,460
L Brands, Inc., 6.625%, 4/1/21		40,000	44,300
			87,760
Thrifts and Mortgage Finance — 0.6%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	110,000	160,370
Wireless Telecommunication Services — 0.2%
Sprint Communications, 6.00%, 12/1/16		$40,000	42,150
Sprint Communications, 9.00%, 11/15/18(1)		10,000	11,587
			53,737
TOTAL CORPORATE BONDS (Cost $8,505,746)			8,604,353
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 11.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.5%
FHLMC, VRN, 1.74%, 10/15/14		90,838	92,040
FHLMC, VRN, 1.84%, 10/15/14		108,734	110,593
FHLMC, VRN, 1.97%, 10/15/14		74,028	75,910
FHLMC, VRN, 1.98%, 10/15/14		47,415	48,325
FHLMC, VRN, 2.08%, 10/15/14		28,603	28,815
FHLMC, VRN, 2.26%, 10/15/14		23,753	25,368
FHLMC, VRN, 2.35%, 10/15/14		96,128	95,871
FHLMC, VRN, 2.375%, 10/15/14		90,326	96,816
FHLMC, VRN, 2.40%, 10/15/14		21,995	23,642
FHLMC, VRN, 2.87%, 10/15/14		40,324	41,390
FHLMC, VRN, 3.24%, 10/15/14		5,644	5,980
FHLMC, VRN, 3.30%, 10/15/14		53,406	56,163
FHLMC, VRN, 3.80%, 10/15/14		10,274	10,801
FHLMC, VRN, 3.99%, 10/15/14		21,987	23,149
FHLMC, VRN, 4.34%, 10/15/14		89,430	94,105
FHLMC, VRN, 5.13%, 10/15/14		9,749	10,391
FHLMC, VRN, 5.40%, 10/15/14		5,405	5,741
FHLMC, VRN, 5.77%, 10/15/14		15,395	16,330
FHLMC, VRN, 5.94%, 10/15/14		10,630	11,278
FHLMC, VRN, 6.12%, 10/15/14		6,603	7,033
FNMA, VRN, 1.90%, 10/25/14		37,873	40,292
FNMA, VRN, 1.92%, 10/25/14		97,230	102,633
FNMA, VRN, 1.94%, 10/25/14		52,408	55,963
FNMA, VRN, 1.94%, 10/25/14		99,831	105,333
FNMA, VRN, 2.32%, 10/25/14		57,901	62,046
FNMA, VRN, 2.71%, 10/25/14		21,208	21,649
FNMA, VRN, 3.76%, 10/25/14		9,960	10,473
FNMA, VRN, 3.92%, 10/25/14		13,429	14,135
FNMA, VRN, 5.27%, 10/25/14		8,626	9,190

FNMA, VRN, 6.04%, 10/25/14	13,258	14,305
		1,315,760
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.9%
FHLMC, 6.00%, 2/1/38	6,159	6,950
FHLMC, 4.00%, 12/1/40	10,497	11,098
FNMA, 4.00%, 10/14/14(4)	325,000	342,545
FNMA, 4.50%, 10/14/14(4)	305,000	329,114
FNMA, 5.50%, 10/14/14(4)	100,000	111,406
FNMA, 6.625%, 11/15/30	50,000	71,177
FNMA, 5.00%, 7/1/31	64,648	72,113
FNMA, 5.50%, 5/1/33	17,363	19,500
FNMA, 5.00%, 11/1/33	13,935	15,413
FNMA, 5.00%, 9/1/35	59,003	65,157
FNMA, 6.00%, 4/1/37	18,508	21,091
FNMA, 6.00%, 7/1/37	23,441	26,798
FNMA, 6.00%, 8/1/37	19,361	22,157
FNMA, 5.50%, 1/1/39	39,765	44,269
FNMA, 5.50%, 3/1/39	5,136	5,718
FNMA, 5.00%, 8/1/39	9,423	10,497
FNMA, 3.50%, 12/1/40	64,278	65,820
FNMA, 4.50%, 9/1/41	35,410	38,338
FNMA, 3.50%, 5/1/42	77,922	79,850
FNMA, 3.50%, 6/1/42	44,040	45,185
FNMA, 3.50%, 9/1/42	41,524	42,553
FNMA, 3.00%, 11/1/42	44,960	44,443
GNMA, 6.00%, 7/15/33	7,847	9,100
GNMA, 5.00%, 3/20/36	72,388	80,209
GNMA, 5.50%, 1/15/39	7,335	8,301
GNMA, 5.50%, 9/15/39	51,914	58,210
GNMA, 4.50%, 10/15/39	19,599	21,519
GNMA, 5.00%, 10/15/39	31,318	34,785
GNMA, 4.50%, 1/15/40	32,096	34,948
GNMA, 4.00%, 12/15/40	27,859	29,616
GNMA, 4.50%, 12/15/40	83,755	91,968
GNMA, 4.00%, 1/20/41	110,612	117,780
GNMA, 4.00%, 12/15/41	49,209	52,312
		2,029,940
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,342,110)		3,345,700
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 8.4%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	15,386	15,946
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	7,983	8,361
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	69,581	64,959
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.65%, 10/1/14	8,414	8,480
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 10/1/14	63,844	63,382
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	9,587	10,144
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 10/1/14	7,875	7,746
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.54%, 10/1/14	31,294	27,382
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	36,212	37,598
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 10/1/14	66,024	66,741

JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.56%, 10/1/14	57,721	58,400
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 10/1/14	31,430	30,841
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.65%, 10/1/14	21,130	21,810
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 10/1/14	20,145	20,629
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 10/1/14	47,507	46,930
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	40,000	39,367
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.56%, 10/1/14	4,712	4,755
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 10/1/14	64,395	64,975
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 10/1/14	21,682	21,986
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 10/1/14	51,638	51,974
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 10/1/14	56,227	57,426
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	27,035	27,841
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	69,323	67,513
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	2,955	3,026
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 10/1/14	50,327	51,456
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 10/1/14	46,475	47,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 10/1/14	13,958	14,159
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 10/1/14	73,457	75,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	73,329	77,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	82,311	81,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	25,372	26,510
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	79,695	80,369
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	69,714	70,801
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	55,771	56,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.56%, 10/1/14	79,056	77,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.61%, 10/1/14	26,532	26,045
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.61%, 10/1/14	26,532	26,045
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.61%, 10/1/14	25,361	24,895
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.49%, 10/1/14	55,450	52,187
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.63%, 10/1/14	17,633	16,714
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 10/1/14	13,509	12,581
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 10/1/14	44,732	42,203
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.45%, 10/1/14	71,528	71,208
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 10/1/14	72,976	73,276
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 10/1/14	104,835	101,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	77,828	76,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	103,437	103,423
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	52,576	54,104
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	79,590	81,274
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	41,513	43,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	28,018	28,184
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	52,085	54,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	2,761	2,864
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	48,924	48,474
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	36,731	38,839
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,444,324)		2,464,790

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	100,000	98,665
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	49,534
COMM Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	100,000	103,469
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/14	100,000	104,293
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/14	21,496	21,539
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	47,166	47,669
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	70,141	70,705
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	75,000	77,313
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/14(1)	190,000	189,001
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/14	50,000	51,207
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	50,000	53,519
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/14	35,000	36,077
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45	30,000	30,201
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	31,570	31,609
Morgan Stanley Capital I, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/14(1)	75,000	75,870
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	16,030	16,014
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,066,664)		1,056,685
ASSET-BACKED SECURITIES(3) — 1.9%
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.40%, 10/15/14	75,000	74,705
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.55%, 10/10/14(1)	100,000	100,070
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	93,288	92,526
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	75,000	74,934
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(1)(2)	200,000	199,971
TOTAL ASSET-BACKED SECURITIES (Cost $542,613)		542,206
MUNICIPAL SECURITIES — 1.8%
California GO, (Building Bonds), 7.30%, 10/1/39	20,000	27,974
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	21,991
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	36,396
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	25,000	28,794
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	25,000	34,772
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	25,000	29,325
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	235,000	139,879
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	200,000	119,060
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	70,000	51,928
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	65,000	45,562
TOTAL MUNICIPAL SECURITIES (Cost $588,361)		535,681
U.S. TREASURY SECURITIES — 0.4%
U.S. Treasury Bonds, 5.50%, 8/15/28(5)	50,000	65,664
U.S. Treasury Notes, 2.625%, 4/30/18(5)	45,000	46,990
TOTAL U.S. TREASURY SECURITIES (Cost $115,365)		112,654

TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $34,118), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $33,434)		33,434
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $27,305), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $26,748)		26,748
SSgA U.S. Government Money Market Fund, Class N	183,813	183,813
TOTAL TEMPORARY CASH INVESTMENTS (Cost $243,995)		243,995
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $29,784,119)		29,148,954
OTHER ASSETS AND LIABILITIES — 0.7%		202,432
TOTAL NET ASSETS — 100.0%		$29,351,386

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	281,134	AUD	303,704	Barclays Bank plc	11/21/14	16,169
USD	41,873	AUD	46,488	Barclays Bank plc	11/21/14	1,315
USD	137,263	AUD	150,000	Westpac Group	11/21/14	6,396
BRL	88,106	USD	38,067	Barclays Bank plc	11/21/14	(2,561)
BRL	114,595	USD	50,000	Barclays Bank plc	11/21/14	(3,819)
USD	40,000	BRL	93,120	UBS AG	11/21/14	2,473
USD	90,000	BRL	213,300	UBS AG	11/21/14	4,042
CAD	88,180	USD	80,000	JPMorgan Chase Bank N.A.	11/21/14	(1,359)
CAD	44,137	USD	40,000	JPMorgan Chase Bank N.A.	11/21/14	(638)
USD	49,524	CAD	54,941	Barclays Bank plc	11/21/14	527
USD	100,000	CAD	110,498	JPMorgan Chase Bank N.A.	11/21/14	1,455
USD	851,909	CAD	934,791	UBS AG	11/21/14	18,241
USD	269,029	CHF	245,990	Barclays Bank plc	11/21/14	11,259
USD	50,000	CLP	29,750,000	UBS AG	11/21/14	474
CNY	985,440	USD	160,000	UBS AG	11/21/14	(256)
COP	182,124,806	USD	93,830	Barclays Bank plc	11/21/14	(4,301)
USD	70,000	COP	136,745,000	Barclays Bank plc	11/21/14	2,779
CZK	2,123,364	USD	100,000	Barclays Bank plc	11/21/14	(2,394)
CZK	1,275,615	USD	60,000	UBS AG	11/21/14	(1,363)
USD	271,491	CZK	5,709,151	Barclays Bank plc	11/21/14	9,055
USD	30,000	CZK	639,882	Barclays Bank plc	11/21/14	586
USD	90,257	DKK	510,000	Deutsche Bank	11/21/14	3,699
EUR	70,000	USD	90,474	JPMorgan Chase Bank N.A.	11/21/14	(2,030)
EUR	100,000	USD	129,554	JPMorgan Chase Bank N.A.	11/21/14	(3,205)
EUR	30,000	USD	38,854	JPMorgan Chase Bank N.A.	11/21/14	(949)
USD	52,676	EUR	40,000	Barclays Bank plc	11/21/14	2,137
USD	8,026,956	EUR	6,089,331	Deutsche Bank	11/21/14	333,182
USD	170,922	EUR	130,000	JPMorgan Chase Bank N.A.	11/21/14	6,669
USD	152,112	EUR	117,148	JPMorgan Chase Bank N.A.	11/21/14	4,097
GBP	40,000	USD	64,862	JPMorgan Chase Bank N.A.	11/21/14	(44)
USD	90,498	GBP	55,530	Barclays Bank plc	11/21/14	514
USD	1,204,057	GBP	727,397	Deutsche Bank	11/21/14	25,349
USD	1,331	GBP	821	Deutsche Bank	11/21/14	1

USD	32,904	GBP	20,000	JPMorgan Chase Bank N.A.	11/21/14	495
USD	49,252	GBP	30,000	JPMorgan Chase Bank N.A.	11/21/14	639
USD	89,190	HUF	21,239,029	JPMorgan Chase Bank N.A.	11/21/14	2,950
USD	67,765	ILS	241,651	JPMorgan Chase Bank N.A.	11/21/14	2,126
USD	3,763,080	JPY	391,492,732	Barclays Bank plc	11/21/14	192,303
USD	90,000	JPY	9,445,979	Deutsche Bank	11/21/14	3,844
USD	36,821	JPY	3,998,923	Deutsche Bank	11/21/14	347
USD	30,000	JPY	3,212,613	JPMorgan Chase Bank N.A.	11/21/14	698
KRW	145,782,002	USD	143,317	Westpac Group	11/21/14	(5,854)
KRW	62,460,000	USD	60,000	Westpac Group	11/21/14	(1,104)
USD	60,000	KRW	62,370,000	Westpac Group	11/21/14	1,189
MXN	1,191,640	USD	90,000	Deutsche Bank	11/21/14	(1,580)
USD	46,489	MXN	618,360	Deutsche Bank	11/21/14	607
USD	227,103	MXN	2,993,632	JPMorgan Chase Bank N.A.	11/21/14	4,974
MYR	687,455	USD	217,797	Westpac Group	11/21/14	(9,132)
USD	110,000	MYR	356,180	UBS AG	11/21/14	1,888
USD	713,866	NOK	4,420,500	Deutsche Bank	11/21/14	27,029
USD	190,325	NOK	1,199,465	JPMorgan Chase Bank N.A.	11/21/14	3,957
USD	230,000	NOK	1,466,871	UBS AG	11/21/14	2,084
NZD	40,000	USD	33,096	Barclays Bank plc	11/21/14	(2,025)
USD	77,827	NZD	94,245	Westpac Group	11/21/14	4,619
USD	122,397	NZD	150,000	Westpac Group	11/21/14	5,879
PHP	4,330,338	USD	99,136	Westpac Group	11/21/14	(2,950)
USD	105,564	PLN	337,170	Barclays Bank plc	11/21/14	3,982
USD	37,483	PLN	121,796	JPMorgan Chase Bank N.A.	11/21/14	788
USD	501,104	SEK	3,486,148	Deutsche Bank	11/21/14	18,073
USD	25,243	SEK	177,795	Deutsche Bank	11/21/14	608
SGD	37,578	USD	30,000	UBS AG	11/21/14	(544)
USD	82,422	SGD	103,052	UBS AG	11/21/14	1,643
THB	5,156,400	USD	161,138	Westpac Group	11/21/14	(2,481)
USD	60,000	THB	1,945,200	Westpac Group	11/21/14	148
TRY	117,250	USD	53,090	Barclays Bank plc	11/21/14	(2,246)
USD	112,221	TWD	3,344,200	Westpac Group	11/21/14	2,112
ZAR	625,704	USD	57,665	Deutsche Bank	11/21/14	(2,662)
USD	130,000	ZAR	1,439,628	Deutsche Bank	11/21/14	3,449
						683,353

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	Euro-Bund 10-Year Bonds	December 2014	378,157	(787)
20	U.S. Treasury 10-Year Notes	December 2014	2,492,813	16,205
1	U.S. Treasury Long Bonds	December 2014	137,906	1,341
3	U.S. Treasury Ultra Long Bonds	December 2014	457,500	3,814
			3,466,376	20,573

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $2,452,337, which represented 8.4% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $72,134.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	12,242,890	—
Corporate Bonds	—	8,604,353	—
U.S. Government Agency Mortgage-Backed Securities	—	3,345,700	—
Collateralized Mortgage Obligations	—	2,464,790	—
Commercial Mortgage-Backed Securities	—	1,056,685	—
Asset-Backed Securities	—	542,206	—
Municipal Securities	—	535,681	—
U.S. Treasury Securities	—	112,654	—
Temporary Cash Investments	183,813	60,182	—
	183,813	28,965,141	—
Other Financial Instruments
Futures Contracts	21,360	—	—
Forward Foreign Currency Exchange Contracts	—	736,850	—
	21,360	736,850	—
Liabilities
Other Financial Instruments
Futures Contracts	—	(787)	—
Forward Foreign Currency Exchange Contracts	—	(53,497)	—
	—	(54,284)	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$29,814,951
Gross tax appreciation of investments	$486,741
Gross tax depreciation of investments	(1,152,738)
Net tax appreciation (depreciation) of investments	$(665,997)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
September 30, 2014

International Bond - Schedule of Investments
SEPTEMBER 30, 2014 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 86.9%
Australia — 2.8%
Australia Government Bond, 5.75%, 7/15/22	AUD	9,620,000	9,818,258
Australia Government Bond, 5.50%, 4/21/23	AUD	8,720,000	8,821,272
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	11,268,615
			29,908,145
Austria — 4.5%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	5,390,000	8,064,863
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	11,590,000	17,563,351
Austria Government Bond, 3.40%, 11/22/22(1)	EUR	5,750,000	8,728,987
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	7,795,000	13,966,158
			48,323,359
Belgium — 4.6%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	8,715,000	12,517,827
Belgium Government Bond, 3.75%, 9/28/20(1)	EUR	8,370,000	12,633,262
Belgium Government Bond, 2.25%, 6/22/23	EUR	8,920,000	12,414,883
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	6,710,000	11,844,821
			49,410,793
Canada — 3.1%
Canadian Government Bond, 1.50%, 3/1/17	CAD	3,000,000	2,700,094
Canadian Government Bond, 5.75%, 6/1/33	CAD	9,040,000	11,898,059
Canadian Government Bond, 4.00%, 6/1/41	CAD	1,250,000	1,397,172
Province of British Columbia, 3.25%, 12/18/21	CAD	7,920,000	7,471,225
Province of Ontario Canada, 4.40%, 6/2/19	CAD	9,500,000	9,388,948
			32,855,498
Czech — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	68,200,000	4,020,168
Denmark — 4.6%
Denmark Government Bond, 4.00%, 11/15/17	DKK	100,000,000	19,079,968
Denmark Government Bond, 4.00%, 11/15/19	DKK	19,100,000	3,861,302
Denmark Government Bond, 7.00%, 11/10/24	DKK	47,200,000	12,753,373
Denmark Government Bond, 4.50%, 11/15/39	DKK	53,850,000	13,972,582
			49,667,225
Finland — 4.8%
Finland Government Bond, 3.875%, 9/15/17(1)	EUR	13,290,000	18,704,876
Finland Government Bond, 4.375%, 7/4/19(1)	EUR	5,505,000	8,315,521
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	6,860,000	9,226,931
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	6,695,000	10,852,721
Finland Government Bond, 2.625%, 7/4/42(1)	EUR	2,920,000	4,291,065
			51,391,114
France — 4.4%
France Government Bond OAT, 3.25%, 10/25/21	EUR	4,340,000	6,451,027
France Government Bond OAT, 1.75%, 11/25/24	EUR	900,000	1,187,043
France Government Bond OAT, 5.50%, 4/25/29	EUR	3,580,000	6,693,020

France Government Bond OAT, 3.25%, 5/25/45	EUR	5,130,000	7,742,221
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	18,980,000	24,740,195
			46,813,506
Germany — 6.5%
Bundesobligation, 2.00%, 2/26/16	EUR	12,700,000	16,507,100
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	14,045,000	19,162,533
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	400,000	751,592
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	7,470,000	10,853,510
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	16,455,782	21,855,166
			69,129,901
Japan — 23.3%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	8,401,800,000	77,148,992
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	3,530,000,000	32,450,750
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,036,150,000	48,228,700
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,679,300,000	28,823,919
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,839,700,000	18,390,176
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,204,050,000	44,605,685
			249,648,222
Netherlands — 4.0%
Netherlands Government Bond, 0.00%, 4/15/16(1)	EUR	8,200,000	10,363,619
Netherlands Government Bond, 1.25%, 1/15/18(1)	EUR	4,200,000	5,520,128
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	2,200,000	3,273,195
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	10,740,000	15,096,012
Netherlands Government Bond, 3.75%, 1/15/42(1)	EUR	5,030,000	8,963,969
			43,216,923
New Zealand — 0.6%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	7,800,000	6,345,187
Norway — 3.9%
Norway Government Bond, 4.25%, 5/19/17	NOK	28,000,000	4,668,945
Norway Government Bond, 3.75%, 5/25/21	NOK	216,600,000	37,474,692
			42,143,637
Singapore — 0.9%
Singapore Government Bond, 2.375%, 4/1/17	SGD	7,000,000	5,718,206
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,800,000	4,008,420
			9,726,626
Sweden — 0.9%
Sweden Government Bond, 4.25%, 3/12/19	SEK	32,730,000	5,268,751
Sweden Government Bond, 3.50%, 6/1/22	SEK	28,520,000	4,629,243
			9,897,994
Switzerland — 0.8%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,384,108
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,575,000	3,399,279
			8,783,387
United Kingdom — 16.8%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	17,440,000	29,989,644
United Kingdom Gilt, 4.50%, 3/7/19	GBP	20,075,000	36,521,189
United Kingdom Gilt, 3.75%, 9/7/21	GBP	10,535,000	18,956,344
United Kingdom Gilt, 6.00%, 12/7/28	GBP	10,700,000	24,215,907
United Kingdom Gilt, 4.25%, 3/7/36	GBP	18,725,000	36,557,092

United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,160,000	8,633,455
United Kingdom Gilt, 4.25%, 12/7/55	GBP	11,660,000	24,447,516
			179,321,147
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $938,358,862)			930,602,832
CORPORATE BONDS — 9.3%
France — 1.5%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	5,240,000	7,639,458
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	5,500,000	8,218,504
			15,857,962
Germany — 1.0%
KFW, 3.875%, 1/21/19	EUR	2,890,000	4,233,398
KFW, MTN, 4.625%, 1/4/23	EUR	3,790,000	6,259,593
			10,492,991
Ireland — 0.7%
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	4,500,000	7,060,360
Netherlands — 1.2%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	4,800,000	7,251,796
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	4,000,000	6,156,404
			13,408,200
Supranational — 4.0%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	9,046,451
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,700,000	5,128,515
European Investment Bank, 2.50%, 7/15/15	EUR	6,450,000	8,306,152
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	7,693,127
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	8,500,000	12,556,386
			42,730,631
United Kingdom — 0.9%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,200,000	4,125,954
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	3,000,000	5,328,708
			9,454,662
TOTAL CORPORATE BONDS (Cost $94,615,945)			99,004,806
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25% - 3.125%, 11/30/15 - 5/15/19, valued at $5,165,027), in a joint trading account at 0.00%, dated 9/30/14, due 10/1/14 (Delivery value $5,061,508)			5,061,508
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.375%, 8/31/15, valued at $4,133,535), in a joint trading account at 0.01%, dated 9/30/14, due 10/1/14 (Delivery value $4,049,208)			4,049,207
SSgA U.S. Government Money Market Fund, Class N		9,837,624	9,837,624
U.S. Treasury Bills 0.01%, 12/11/14(2)(3)		$800,000	799,984
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,748,322)			19,748,323
TOTAL INVESTMENT SECURITIES — 98.0% (Cost $1,052,723,129)			1,049,355,961
OTHER ASSETS AND LIABILITIES — 2.0%			21,482,594
TOTAL NET ASSETS — 100.0%			$1,070,838,555

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,504,401	USD	1,392,600	Barclays Bank plc	11/21/14	(80,092)
USD	2,835,803	AUD	3,150,000	JPMorgan Chase Bank N.A.	11/21/14	87,599
USD	789,920	AUD	850,000	JPMorgan Chase Bank N.A.	11/21/14	48,341
USD	1,562,942	AUD	1,675,571	JPMorgan Chase Bank N.A.	11/21/14	101,098
CAD	2,648,203	USD	2,400,000	JPMorgan Chase Bank N.A.	11/21/14	(38,273)
CAD	9,151,411	USD	8,340,011	UBS AG	11/21/14	(178,577)
USD	1,200,000	CAD	1,321,408	JPMorgan Chase Bank N.A.	11/21/14	21,539
USD	4,100,000	CAD	4,530,434	JPMorgan Chase Bank N.A.	11/21/14	59,656
USD	3,050,000	CAD	3,381,395	JPMorgan Chase Bank N.A.	11/21/14	34,396
CHF	2,101,406	USD	2,250,000	JPMorgan Chase Bank N.A.	11/21/14	(47,964)
CHF	1,353,394	USD	1,450,000	UBS AG	11/21/14	(31,796)
USD	1,650,000	CHF	1,547,456	JPMorgan Chase Bank N.A.	11/21/14	28,441
USD	6,349,360	CHF	5,804,077	Westpac Group	11/21/14	267,341
CLP	357,571,626	USD	602,429	Barclays Bank plc	11/21/14	(7,170)
CZK	23,592,290	USD	1,121,900	Barclays Bank plc	11/21/14	(37,418)
USD	3,050,000	CZK	64,331,363	UBS AG	11/21/14	92,838
DKK	13,396,533	USD	2,370,834	Deutsche Bank	11/21/14	(97,169)
EUR	5,250,000	USD	6,913,715	Barclays Bank plc	11/21/14	(280,422)
EUR	700,000	USD	906,698	Deutsche Bank	11/21/14	(22,259)
EUR	2,400,000	USD	3,032,088	Deutsche Bank	11/21/14	274
EUR	1,300,000	USD	1,680,233	JPMorgan Chase Bank N.A.	11/21/14	(37,704)
EUR	3,550,000	USD	4,599,156	JPMorgan Chase Bank N.A.	11/21/14	(113,787)
EUR	1,950,000	USD	2,525,488	JPMorgan Chase Bank N.A.	11/21/14	(61,694)
USD	2,417,725	EUR	1,913,929	Barclays Bank plc	11/21/14	(494)
USD	3,248,630	EUR	2,464,444	Deutsche Bank	11/21/14	134,844
USD	1,358,757	EUR	1,050,000	JPMorgan Chase Bank N.A.	11/21/14	32,098
USD	1,829,953	EUR	1,415,729	JPMorgan Chase Bank N.A.	11/21/14	41,202
USD	7,822,983	EUR	5,950,000	JPMorgan Chase Bank N.A.	11/21/14	305,251
USD	837,938	EUR	650,000	JPMorgan Chase Bank N.A.	11/21/14	16,674
GBP	6,543,823	USD	10,831,957	Deutsche Bank	11/21/14	(228,048)
GBP	1,550,000	USD	2,514,754	JPMorgan Chase Bank N.A.	11/21/14	(3,063)
GBP	2,700,000	USD	4,378,903	JPMorgan Chase Bank N.A.	11/21/14	(3,700)
USD	2,204,495	GBP	1,350,000	Barclays Bank plc	11/21/14	16,893
USD	3,813,708	GBP	2,300,000	Deutsche Bank	11/21/14	86,683
USD	4,862,178	GBP	3,000,000	Deutsche Bank	11/21/14	841
USD	1,054,710	GBP	650,000	JPMorgan Chase Bank N.A.	11/21/14	1,420
USD	1,146,186	GBP	700,000	JPMorgan Chase Bank N.A.	11/21/14	11,874
HKD	6,910,000	USD	891,641	Westpac Group	11/21/14	(1,833)
JPY	279,599,340	USD	2,550,000	Barclays Bank plc	11/21/14	205
JPY	372,591,386	USD	3,550,000	Deutsche Bank	11/21/14	(151,621)
JPY	101,878,010	USD	950,000	Deutsche Bank	11/21/14	(20,778)
USD	462,886	JPY	48,156,403	Barclays Bank plc	11/21/14	23,655
USD	8,133,416	JPY	858,936,683	Barclays Bank plc	11/21/14	299,117
USD	1,375,764	JPY	149,413,442	Deutsche Bank	11/21/14	12,975
USD	1,400,000	JPY	152,226,900	JPMorgan Chase Bank N.A.	11/21/14	11,550
KRW	51,157,638,498	USD	50,292,606	Westpac Group	11/21/14	(2,054,300)
USD	1,850,000	KRW	1,923,075,000	Westpac Group	11/21/14	36,666

USD	800,000	KRW	815,200,000	Westpac Group	11/21/14	31,320
USD	1,900,000	KRW	2,013,240,000	Westpac Group	11/21/14	1,646
USD	1,950,000	NOK	12,501,609	Barclays Bank plc	11/21/14	7,557
USD	1,000,000	NOK	6,408,008	Barclays Bank plc	11/21/14	4,353
USD	34,710,931	NOK	214,941,715	Deutsche Bank	11/21/14	1,314,263
USD	850,000	NOK	5,355,230	Deutsche Bank	11/21/14	17,929
NZD	1,000,000	USD	812,477	Barclays Bank plc	11/21/14	(35,687)
USD	1,622,494	NZD	1,964,017	UBS AG	11/21/14	96,864
USD	979,180	NZD	1,200,000	Westpac Group	11/21/14	47,031
USD	1,412,957	SEK	9,829,844	Deutsche Bank	11/21/14	50,960
USD	2,550,000	SEK	17,847,769	UBS AG	11/21/14	77,060
SGD	3,532,792	USD	2,825,555	UBS AG	11/21/14	(56,329)
USD	1,451,789	SGD	1,832,515	Barclays Bank plc	11/21/14	15,348
USD	3,250,000	SGD	4,121,000	UBS AG	11/21/14	19,699
TWD	86,420,000	USD	2,900,000	Westpac Group	11/21/14	(54,574)
USD	5,067,609	TWD	151,014,762	Westpac Group	11/21/14	95,366
						(91,885)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
235	U.S. Treasury 10-Year Notes	December 2014	29,290,547	190,409
76	U.S. Treasury Long Bonds	December 2014	10,480,875	101,954
88	U.S. Treasury Ultra Long Bonds	December 2014	13,420,000	111,864
			53,191,422	404,227

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $179,927,306, which represented 16.8% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $718,986.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	930,602,832	—
Corporate Bonds	—	99,004,806	—
Temporary Cash Investments	9,837,624	9,910,699	—
	9,837,624	1,039,518,337	—
Other Financial Instruments
Futures Contracts	404,227	—	—
Forward Foreign Currency Exchange Contracts	—	3,552,867	—
	404,227	3,552,867	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,644,752)	—

3. Federal Tax Information

As of September 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,053,112,472
Gross tax appreciation of investments	$42,630,775
Gross tax depreciation of investments	(46,387,286)
Net tax appreciation (depreciation) of investments	$(3,756,511)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2014